NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 16,002			$ 16,214
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	8,239			7,915
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	7,627	$ 10,970		8,208	$ 10,875
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 136		R$ 839	$ 91		R$ 443